Discontinued operations - Net cash flows and Earnings per share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Apr. 30, 2023	Feb. 28, 2023	Feb. 24, 2023	Jan. 31, 2023
Profit/(loss) per share attributable to equity holders of the Parent Company
Sale consideration				$ 378,000
Discontinued operations
Discontinued operations
Operating	$ 4,029,996
Investing	(10,436,926)
Net cash inflow	(6,406,929)
Assets and liabilities classified as held for sale | Discontinued operations
Discontinued operations
Operating	1,731,815	$ 18,025,333
Investing	(7,721,252)	(4,330,723)
Financing		6,966,027
Net cash inflow	$ (5,989,437)	$ 20,660,637
Profit/(loss) per share attributable to equity holders of the Parent Company
Basic, loss for the year from discontinued operations	$ (0.23)	$ (0.13)
Diluted, loss for the year from discontinued operations	$ (0.18)	$ (0.13)
Volt Line BV
Profit/(loss) per share attributable to equity holders of the Parent Company
Sale consideration						$ 5,000,000
Volt Line BV | Discontinued operations
Discontinued operations
Operating	$ (1,097,419)	$ 1,116,041
Investing	2,715,674	(2,375,624)
Financing		417,627
Net cash inflow	1,618,255	(841,956)
Swvl Pakistan (Private) Ltd.
Profit/(loss) per share attributable to equity holders of the Parent Company
Sale consideration			$ 20,000.00
Swvl Pakistan (Private) Ltd. | Discontinued operations
Discontinued operations
Operating	(960,975)	6,526,791
Investing		4,726
Net cash inflow	(960,975)	6,531,517
Shotl Transportation, S.L.
Profit/(loss) per share attributable to equity holders of the Parent Company
Sale consideration					$ 378,000
Shotl Transportation, S.L. | Discontinued operations
Discontinued operations
Operating	(53,629)	457,777
Investing		(339,561)
Net cash inflow	(53,629)	118,216
Swvl NBO Limited | Discontinued operations
Discontinued operations
Operating	(6,504)	(168,839)
Net cash inflow	(6,504)	(168,839)
Swvl Technologies Ltd. | Discontinued operations
Discontinued operations
Operating	10,108	4,086,037
Investing		37,893
Net cash inflow	10,108	4,123,930.00
Smart Way Transportation LLC | Discontinued operations
Discontinued operations
Operating	(28)	1,518,109
Investing		1,043
Financing		14,104
Net cash inflow	(28)	1,533,256.00
Swvl My For Information Technology SDN BHD | Discontinued operations
Discontinued operations
Operating	(722)	15,842
Net cash inflow	(722)	15,842.00
Viapool Inc | Discontinued operations
Discontinued operations
Operating	(224,785)	2,505,124
Investing		(5,141,238)
Financing		1,071,728
Net cash inflow	(224,785)	(1,564,386)
Swvl Germany GmbH | Discontinued operations
Discontinued operations
Operating	35,773	1,968,451
Investing		3,482,038
Financing		5,462,568
Net cash inflow	$ 35,773	$ 10,913,057